Prepayments and Other Assets - Schedule of Prepayments and Other Current and Non-current Assets (Details) - USD ($)		Jun. 30, 2025		Jun. 30, 2024		Apr. 08, 2023
Schedule of Prepayments and Other Current and Non-current Assets [Abstract]
Advance to crew		$ 172,133		$ 267,165
Advance to employee		57,408		211,375
Rental deposit	[1]	500,000
Other		58,810		76,530
Total		788,351		555,070
Rental deposit	[1]			500,000
Loan security deposit		475,000	[2]	475,000	[2]	$ 475,000
Total		$ 475,000		$ 975,000

[1]	Rental deposit represents a deposit of $500,000 paid to the lessor of Top Advancer (see Note 8), which is expected to be received in December 2025 upon the lease’s expiration.
[2]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).